Capital Structure, Financial Risk and Related Items - Financial Risk (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	100.00%	100.00%
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	10.00%	10.00%
DKK
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	10.00%	10.00%
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	1.00%	1.00%
United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Percentage of possible increase or decrease in exchange rate	10.00%	10.00%
Credit risk
Disclosure of credit risk exposure [line items]
Maximum credit exposure	kr 19,338	kr 16,079
Maximum credit exposure to receivables	3,394	2,483
Total value of bank deposits	kr 8,957	kr 7,260
Credit risk | Triple A-rating from Moody's, S&P or Fitch
Disclosure of credit risk exposure [line items]
Percentage of marketable securities	68.00%	100.00%
Marketable securities including interest receivables	kr 10,418	kr 8,874
Currency risk [member]
Disclosure of credit risk exposure [line items]
Revenue (as a percent)	92.00%	95.00%	97.00%
Marketable securities were invested (as a percent)	100.00%	100.00%
Currency risk [member] | United States of America, Dollars
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	75.00%	70.00%
Currency risk [member] | DKK
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	16.00%	19.00%
Currency risk [member] | Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	8.00%	10.00%
Currency risk [member] | United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Marketable securities were invested (as a percent)	1.00%	1.00%